Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2025, is as follows:

	Senior Unsecured Notes	Revolving Credit and Term Loan Facilities	Notes Payable	Other Financing Obligations	Lease Liabilities	Total
	$	$	$	$	$	$
December 31, 2023	547.6	487.7	52.0	10.9	579.1	1,677.3
Statement of cash flows
Net proceeds (repayments)	—	175.0	(38.6)	(62.5)	(124.1)	(50.2)
Non-cash changes
Foreign exchange	—	1.5	5.0	2.6	24.3	33.4
Additions and modifications	—	(4.0)	—	67.1	100.1	163.2
Acquisitions	—	—	98.6	36.6	57.3	192.5
Other	0.5	1.4	(0.2)	2.3	5.5	9.5
December 31, 2024	548.1	661.6	116.8	57.0	642.2	2,025.7
Statement of cash flows
Net proceeds (repayments)	422.8	(241.1)	(49.2)	(33.5)	(149.5)	(50.5)
Non-cash changes
Foreign exchange	—	1.1	(0.4)	(1.3)	(5.2)	(5.8)
Additions and modifications	—	—	—	32.8	99.3	132.1
Acquisitions	—	—	291.2	1.7	109.0	401.9
Other	0.7	1.9	6.3	1.8	3.2	13.9
December 31, 2025	971.6	423.5	364.7	58.5	699.0	2,517.3

Schedule of Supplemental Disclosure

	December 31, 2025	December 31, 2024

	$	$
Supplemental disclosure
Income taxes paid, net of recoveries	179.3	112.7
Interest paid, net of receipts	83.7	96.6

Schedule of Amounts for Leases Recognized in Consolidated Statement of Cash Flows

Amounts for leases recognized in the consolidated statements of cash flows	For the year ended December 31,
	2025	2024
	$	$
Cash payments for the interest portion of lease liabilities	31.1	29.5
Cash payments for leases not included in the measurement of lease liabilities	48.4	52.5
Cash used in operating activities	79.5	82.0
Net cash used in financing activities	149.5	124.1
Total cash used for leases	229.0	206.1